Principal Funds, Inc.

Supplement dated December 16, 2016
to the Statutory Prospectus dated June 28, 2016
(as supplemented on July 29, 2016)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Principal LifeTime Hybrid 2060 Fund
PRINCIPAL LIFETIME HYBRID 2060 FUND
In the Average Annual Total Returns table, change “S&P Target Date 2055+ Index” to “S&P Target Date 2055 Index”.
Effective December 31, 2016, insert a row above “S&P Target Date 2055 Index”, and add the following:

Average Annual Total Returns	Label	1 Year	Since Inception
Principal Funds Inc | Principal LifeTime Hybrid 2060 Fund | S&P target date 2060 plus index	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)	(0.66%)	1.11%

Effective December 31, 2016, add the following after the paragraph that begins, “After-tax returns are calculated . . .”:
Effective December 31, 2016, the Fund’s primary benchmark changed from S&P Target Date 2055 Index to the S&P Target Date 2060+ Index because of the recent availability of the index which more closely aligns with the investment approach of the Fund.